FINANCIAL LIABILITIES AT FAIR MARKET VALUE (Details) $ / shares in Units, $ in Thousands				6 Months Ended	12 Months Ended
	Mar. 05, 2026 shares	Feb. 05, 2026 USD ($) $ / shares	Dec. 12, 2025 USD ($)	Jun. 30, 2026 USD ($) instalment shares	Dec. 31, 2025 USD ($) shares	Dec. 26, 2023 $ / shares shares
FINANCIAL LIABILITIES AT FAIR MARKET VALUE (Details) [Line Items]
Financial liability fair value					$ 250
Issuance of ordinary shares (in Shares) | shares	245,098
Standby Equity Purchase Agreement SEPA [Member]
FINANCIAL LIABILITIES AT FAIR MARKET VALUE (Details) [Line Items]
Ordinary shares purchase price			97.00%
Description of fee payments				the Company agreed to pay a legal and structuring fee in the amount of $25, of which (a) $15 has been paid prior to the execution date, and (b) $10 has been paid within 3 days of the execution of the agreement.
Legal and structuring fee				$ 25
Commitment fee				$ 500
Number of installments (in instalment) | instalment				2
Total commitment amount				$ 250
Issuance of ordinary shares (in Shares) | shares					218,627
Private Warrants Member
FINANCIAL LIABILITIES AT FAIR MARKET VALUE (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares						$ 1.28
Warrants and rights outstanding					$ 786
Private warrants remeasured to fair value		$ 385
Financial income from remeasurement		$ 401
Ordinary Shares [Member]
FINANCIAL LIABILITIES AT FAIR MARKET VALUE (Details) [Line Items]
Aggregate warrants shares (in Shares) | shares				2,411,014		3,031,250
December2024 Private Placement Member
FINANCIAL LIABILITIES AT FAIR MARKET VALUE (Details) [Line Items]
Percentage of pay fees					4.00%
Financial liability fair value					$ 46
December Standby Equity Purchase Agreement [Member] | Yorkville [Member]
FINANCIAL LIABILITIES AT FAIR MARKET VALUE (Details) [Line Items]
Sale of rights value			$ 25,000
Maximum [Member] | Private Warrants Member
FINANCIAL LIABILITIES AT FAIR MARKET VALUE (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares		$ 1.28
Minimum [Member] | Private Warrants Member
FINANCIAL LIABILITIES AT FAIR MARKET VALUE (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares		$ 0.7